Commitments and Contingencies - Summary of Payment Guarantee Provided to Clients (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	₩ 2,486,755
Executed amount	1,395,830
Others [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	1,947,125
Executed amount	1,036,505
Payment guarantees Company provides to clients [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	8,823,995
Executed amount	8,814,785
Payment guarantees Company provides to clients [member] | Subsidiaries [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	11,303
Executed amount	11,303
Payment guarantees Company provides to clients [member] | Subsidiaries [member] | Korea Trade Insurance Corporation and others [Member] | Ventanas Philippines Construction Inc [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	11,202
Executed amount	11,202
Payment guarantees Company provides to clients [member] | Subsidiaries [member] | CI Guarantee [Member] | POSCO and others [Member] | POSCO GYR Tech [Member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	101
Executed amount	101
Payment guarantees Company provides to clients [member] | Associates and joint ventures [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	5,460
Executed amount	5,460
Payment guarantees Company provides to clients [member] | Associates and joint ventures [member] | Hana Bank Bahrain [member] | PT.Tanggamus Electric Power [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	2,877
Executed amount	2,877
Payment guarantees Company provides to clients [member] | Associates and joint ventures [member] | Hana Bank Bahrain [member] | PT. Wampu Electric Power [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	2,583
Executed amount	2,583
Payment guarantees Company provides to clients [member] | Others [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	8,807,232
Executed amount	8,798,022
Payment guarantees Company provides to clients [member] | Others [member] | CI Guarantee [Member] | KEPCO KPS and others [Member] | POSCO GYR Tech [Member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	1,095
Executed amount	1,095
Payment guarantees Company provides to clients [member] | Others [member] | Construction Guarantee Cooperative and others [member] | DAEWOO ENGINEERING & CONSTRUCTION Co., Ltd [member] | POSCO Eco & Challenge Co., Ltd. (formerly, POSCO ENGINEERING & CONSTRUCTION CO.,LTD.) [member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	8,803,087
Executed amount	8,793,877
Payment guarantees Company provides to clients [member] | Others [member] | Seoul Guarantee Insurance | Human Eco-Land Co., Ltd | POSCO WIDE Co Ltd [Member]
Disclosure In Tabular Form Of Payment Guarantee Provided To Clients [Line Items]
Agreed amount	3,050
Executed amount	₩ 3,050